Receivables (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 207,428	$ 440,930
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	30,165	14,986
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	63,543	47,428
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		249,111
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 113,720	$ 129,405